Financial instruments - Fair values and risk management (Tables)	12 Months Ended
Mar. 31, 2026
Financial instruments - Fair values and risk management
Schedule of carrying value of financial assets by class and measurement category

	Assets at	Cash-	Fair value	Total
	Amortized	Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2026
Cash and cash equivalents	2,733.4	—	—	2,733.4
Financial asset: cash > 3 months	812.4	—	—	812.4
Restricted cash	31.2	—	—	31.2
Derivative financial instruments:
- U.S. dollar currency forward contracts	—	128.2	—	128.2	128.2
- Jet fuel & carbon derivative contracts	—	2,098.1	—	2,098.1	2,098.1
Trade receivables	44.2	—	—	44.2
Total financial assets at March 31, 2026	3,621.2	2,226.3	—	5,847.5	2,226.3

	Assets at	Cash-	Fair value	Total
	Amortized	Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2025
Cash and cash equivalents	3,863.3	—	—	3,863.3
Financial asset: cash > 3 months	100.1	—	—	100.1
Restricted cash	23.1	—	—	23.1
Derivative financial instruments:
- U.S. dollar currency forward contracts	—	90.2	—	90.2	90.2
- Jet fuel & carbon derivative contracts	—	19.6	—	19.6	19.6
Trade receivables	73.5	—	—	73.5
Total financial assets at March 31, 2025	4,060.0	109.8	—	4,169.8	109.8

	Assets at	Cash-	Fair value	Total
	Amortized	Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2024
Cash and cash equivalents	3,875.4	—	—	3,875.4
Financial asset: cash > 3 months	237.8	—	—	237.8
Restricted cash	6.4	—	—	6.4
Derivative financial instruments:
- U.S. dollar currency forward contracts	—	147.2	—	147.2	147.2
- Jet fuel & carbon derivative contracts	—	205.6	—	205.6	205.6
Trade receivables	76.4	—	—	76.4
Total financial assets at March 31, 2024	4,196.0	352.8	—	4,548.8	352.8

Schedule of carrying value of financial liabilities by class and measurement category

	Liabilities at		Fair value	Total
	Amortized	Cash-Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2026
Current maturities of debt	1,198.8	—	—	1,198.8	1,196.4
Non-current maturities of debt	147.8	—	—	147.8	147.8
Derivative financial instruments:
-U.S. dollar currency forward contracts	—	79.6	—	79.6	79.6
-Jet fuel & carbon derivative contracts	—	70.5	—	70.5	70.5
Trade payables	609.8	—	—	609.8
Accrued expenses	2,221.6	—	—	2,221.6
Lease liabilities - right of use	144.9	—	—	144.9
Total financial liabilities at March 31, 2026	4,322.9	150.1	—	4,473.0	1,494.3

	Liabilities at		Fair value	Total
	Amortized	Cash-Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2025
Current maturities of debt	848.4	—	—	848.4	850.3
Non-current maturities of debt	1,685.2	—	—	1,685.2	1,661.4
Derivative financial instruments:
-U.S. dollar currency forward contracts	—	2.7	—	2.7	2.7
-Jet fuel & carbon derivative contracts	—	224.5	—	224.5	224.5
Trade payables	702.0	—	—	702.0
Accrued expenses	1,953.5	—	—	1,953.5
Lease liabilities - right of use	149.1	—	—	149.1
Total financial liabilities at March 31, 2025	5,338.2	227.2	—	5,565.4	2,738.9

	Liabilities at		Fair value	Total
	Amortized	Cash-Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2024
Current maturities of debt	50.0	—	—	50.0	50.0
Non-current maturities of debt	2,532.2	—	—	2,532.2	2,460.3
Derivative financial instruments:
-U.S. dollar currency forward contracts	—	3.3	—	3.3	3.3
-Jet fuel & carbon derivative contracts	—	178.8	—	178.8	178.8
Trade payables	792.2	—	—	792.2
Accrued expenses	1,603.1	—	—	1,603.1
Lease liabilities - right of use	164.6	—	—	164.6
Total financial liabilities at March 31, 2024	5,142.1	182.1	—	5,324.2	2,692.4

Schedule of estimated fair values

	Level 1	Level 2	Level 3	Total
	€M	€M	€M	€M
At March 31, 2026
Derivative assets measured at fair value for risk management purposes
U.S. dollar currency forward contracts	—	128.2	—	128.2
Jet fuel & carbon derivative contracts	—	2,098.1	—	2,098.1
	—	2,226.3	—	2,226.3
Derivative liabilities measured at fair value for risk management purposes
U.S. currency forward contracts	—	79.6	—	79.6
Jet fuel & carbon derivative contracts	—	70.5	—	70.5
	—	150.1	—	150.1
Financial liabilities not measured at fair value
Debt	—	1,344.2	—	1,344.2
	—	1,344.2	—	1,344.2
Total	—	3,720.6	—	3,720.6

	Level 1	Level 2	Level 3	Total
	€M	€M	€M	€M
At March 31, 2025
Derivative assets measured at fair value for risk management purposes
U.S. dollar currency forward contracts	—	90.2	—	90.2
Jet fuel & carbon derivative contracts	—	19.6	—	19.6
	—	109.8	—	109.8
Derivative liabilities measured at fair value for risk management purposes
U.S. currency forward contracts	—	2.7	—	2.7
Jet fuel & carbon derivative contracts	—	224.5	—	224.5
	—	227.2	—	227.2
Financial liabilities not measured at fair value
Debt	—	2,511.7	—	2,511.7
	—	2,511.7	—	2,511.7
Total	—	2,848.7	—	2,848.7

	Level 1	Level 2	Level 3	Total
	€M	€M	€M	€M
At March 31, 2024
Derivative assets measured at fair value for risk management purposes
U.S. dollar currency forward contracts	—	147.2	—	147.2
Jet fuel & carbon derivative contracts	—	205.6	—	205.6
	—	352.8	—	352.8
Derivative liabilities measured at fair value for risk management purposes
U.S. currency forward contracts	—	3.3	—	3.3
Jet fuel & carbon derivative contracts	—	178.8	—	178.8
	—	182.1	—	182.1
Financial liabilities not measured at fair value
Debt	—	2,510.3	—	2,510.3
	—	2,510.3	—	2,510.3
Total	—	3,045.2	—	3,045.2

Schedule of monetary assets

	At March 31,
	2026			2025			2024
	GBP	U.S.$	Euro €	GBP	U.S.$	Euro €	GBP	U.S.$	Euro €
	£M	$M	€M	£M	$M	€M	£M	$M	€M
Monetary assets
UK pounds sterling cash and liquid resources	109.9	—	125.9	90.5	—	108.1	55.6	—	65.1
U.S. Dollar cash and liquid resources	—	115.4	99.9	—	737.6	681.9	—	785.5	727.8
	109.9	115.4	225.8	90.5	737.6	790.0	55.6	785.5	792.9

Schedule of monetary liabilities

	At March 31,
	2026			2025			2024
	GBP	U.S.$	Euro €	GBP	U.S.$	Euro €	GBP	U.S.$	Euro €
	£M	$M	€M	£M	$M	€M	£M	$M	€M
Monetary liabilities*
Pre-delivery payments due to Boeing	—	—	—	—	215.0	198.8	—	—	—
	—	—	—	—	215.0	198.8	—	—	—

*During FY24, the Group (non-cash) settled non-interest-bearing promissory notes to the value of approximately €230m (U.S.$250m).

Schedule of exchange rates

	€	£	$
March 31, 2024	1.0000	0.8548	1.0793
March 31, 2025	1.0000	0.8371	1.0817
March 31, 2026	1.0000	0.8732	1.1552

Schedule of notional amounts of currency forward contracts

The notional principal amounts of forward foreign exchange contracts are as follows:

	At March 31,
	2026	2025	2024
	€M	€M	€M
Within 1 Year	4,095.7	4,299.3	4,403.6
Greater than 1 Year	3,728.2	1,141.2	447.9
Total	7,823.9	5,440.5	4,851.5

Schedule of maturity profile of financial liabilities

The following was the maturity profile of the Group’s financial liabilities (excluding aircraft provisions, trade payables and accrued expenses).

	Weighted
	average
	rate	2027	2028	2029	2030	2031 and thereafter	Total
At March 31, 2026	(%)	€M	€M	€M	€M	€M	€M
Fixed rate
Unsecured debt	0.88%	1,198.8	—	—	—	—	1,198.8
Debt	0.88%	1,198.8	—	—	—	—	1,198.8
Lease liabilities - right of use	4.89%	39.8	39.1	27.3	8.6	30.1	144.9
Total fixed rate debt		1,238.6	39.1	27.3	8.6	30.1	1,343.7
Floating rate
Unsecured long term debt	2.44%	—	—	—	147.8	—	147.8
Total floating rate debt	2.44%	—	—	—	147.8	—	147.8
Total financial liabilities		1,238.6	39.1	27.3	156.4	30.1	1,491.5

	Weighted
	average					2030 -
	rate	2026	2027	2028	2029	2031	Total
At March 31, 2025	(%)	€M	€M	€M	€M	€M	€M
Fixed rate
Unsecured debt	1.70%	848.4	1,196.3	—	—	—	2,044.7
Debt	1.70%	848.4	1,196.3	—	—	—	2,044.7
Lease liabilities - right of use	4.89%	37.4	37.9	38.8	27.1	7.9	149.1
Total fixed rate debt		885.8	1,234.2	38.8	27.1	7.9	2,193.8
Floating rate
Unsecured long term debt	2.67%	—	—	—	—	488.9	488.9
Total floating rate debt	2.67%	—	—	—	—	488.9	488.9
Total financial liabilities		885.8	1,234.2	38.8	27.1	496.8	2,682.7

	Weighted
	average					2029 -
	rate	2025	2026	2027	2028	2031	Total
At March 31, 2024	(%)	€M	€M	€M	€M	€M	€M
Fixed rate
Unsecured debt	1.67%	50.0	843.4	1,198.8	—	—	2,092.2
Debt	1.67%	50.0	843.4	1,198.8	—	—	2,092.2
Lease liabilities - right of use	4.43%	39.4	31.9	32.1	32.7	28.5	164.6
Total fixed rate debt		89.4	875.3	1,230.9	32.7	28.5	2,256.8
Floating rate
Unsecured long term debt	4.30%	—	—	—	—	490.0	490.0
Total floating rate debt	4.30%	—	—	—	—	490.0	490.0
Total financial liabilities		89.4	875.3	1,230.9	32.7	518.5	2,746.8

Schedule of significant cash balances invested on short term basis

	At March 31,
	2026	2025	2024
	Within	Within	Within
	1 year	1 year	1 year
Financial assets	€M	€M	€M
Cash and cash equivalents	2,733.4	3,863.3	3,875.4
Cash > 3 months	812.4	100.1	237.8
Restricted cash	31.2	23.1	6.4
Total financial assets	3,577.0	3,986.5	4,119.6

Schedule of maturities of contractual cash flows of financial liabilities

	Total	Total
	Carrying	Contractual
	Value	Cash Flows	2027	2028	2029	2030	Thereafter
At March 31, 2026	€M	€M	€M	€M	€M	€M	€M
Long and short term debt and leases:
- Fixed rate debt: 0.88%	1,198.8	1,209.3	1,209.3	—	—	—	—
- Floating rate debt: 2.44%	147.8	164.8	3.7	3.7	3.7	153.7	—
- Lease liabilities	144.9	167.9	44.4	42.9	29.6	9.9	41.1
	1,491.5	1,542.0	1,257.4	46.6	33.3	163.6	41.1
Derivative financial instruments
- Currency forward contracts – outflows	79.6	2,470.7	2,297.5	139.9	26.6	6.7	—
- Currency forward contracts – inflows	—	(2,408.9)	(2,240.2)	(135.7)	(26.3)	(6.7)	—
- Commodity forward contracts	70.5	70.5	70.5	—	—	—	—
Trade payables	609.8	609.8	609.8	—	—	—	—
Accrued expenses	2,221.6	2,221.6	2,221.6	—	—	—	—
Total at March 31, 2026	4,473.0	4,505.7	4,216.6	50.8	33.6	163.6	41.1

	Total	Total
	Carrying	Contractual
	Value	Cash Flows	2026	2027	2028	2029	Thereafter
At March 31, 2025	€M	€M	€M	€M	€M	€M	€M
Long and short term debt and leases:
- Fixed rate debt: 1.7%	2,044.7	2,092.0	882.7	1,209.3	—	—	—
- Floating rate debt: 2.67%	488.9	556.3	13.3	13.4	13.2	13.2	503.2
- Lease liabilities	149.1	163.6	43.1	42.7	41.6	28.1	8.1
	2,682.7	2,811.9	939.1	1,265.4	54.8	41.3	511.3
Derivative financial instruments
- Currency forward contracts – outflows	2.7	508.6	51.6	327.3	116.5	7.0	6.2
- Currency forward contracts – inflows	—	(519.4)	(51.5)	(333.7)	(120.3)	(7.3)	(6.6)
- Commodity forward contracts	224.5	224.5	224.5	—	—	—	—
Trade payables	702.0	702.0	702.0	—	—	—	—
Accrued expenses	1,953.5	1,953.5	1,953.5	—	—	—	—
Total at March 31, 2025	5,565.4	5,681.1	3,819.2	1,259.0	51.0	41.0	510.9

	Total	Total
	Carrying	Contractual
	Value	Cash Flows	2025	2026	2027	2028	Thereafter
At March 31, 2024	€M	€M	€M	€M	€M	€M	€M
Long and short term debt and leases:
- Fixed rate debt: 1.67%	2,092.2	2,172.7	85.0	878.3	1,209.4	—	—
- Floating rate debt: 4.30%	490.0	579.2	21.2	21.3	21.3	21.5	493.9
- Lease liabilities	164.6	183.1	45.5	37.1	36.1	34.9	29.5
	2,746.8	2,935.0	151.7	936.7	1,266.8	56.4	523.4
Derivative financial instruments
- Currency forward contracts – outflows	3.3	188.3	7.0	10.6	10.0	133.6	27.1
- Currency forward contracts – inflows	—	(195.0)	(7.0)	(10.7)	(10.2)	(138.5)	(28.6)
- Commodity forward contracts	178.8	178.8	178.8	—	—	—	—
Trade payables	792.2	792.2	792.2	—	—	—	—
Accrued expenses	1,603.1	1,603.1	1,603.1	—	—	—	—
Total at March 31, 2024	5,324.2	5,502.4	2,725.8	936.6	1,266.6	51.5	521.9

Schedule of derivative financial instruments

Derivative financial instruments:
	At March 31,
	2026	2025	2024
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	84.8	7.7	60.3
Fuel and oil operating expenses	(36.2)	79.8	83.6
Commodity price risk
Fuel and carbon operating expenses	2,027.6	(204.9)	26.8
Net derivative position at year end	2,076.2	(117.4)	170.7

Schedule of change in gross value used for calculating hedge ineffectiveness

Change in gross value used for calculating hedge ineffectiveness:
	At March 31,
	2026	2025	2024
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	(13.4)	149.8	515.0
Fuel and oil operating expenses	(14.4)	114.6	(117.7)
Commodity price risk
Fuel and carbon operating expenses	(2,399.9)	154.3	(398.8)
Total	(2,427.7)	418.7	(1.5)

Schedule of hedged items

	At March 31, 2026
	Continuing	Balance
	hedges	remaining	Total
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	(84.8)	—	(84.8)
Fuel and oil operating expenses	28.6	—	28.6
Commodity price risk
Fuel and carbon operating expenses	(2,027.6)	—	(2,027.6)
Gross cashflow hedge reserve	(2,083.8)	—	(2,083.8)

*Deferred taxes included in Hedge reserve were €253m

	At March 31, 2025
	Continuing	Balance
	hedges	remaining **	Total
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	(7.7)	(76.1)	(83.8)
Fuel and oil operating expenses	(84.7)	—	(84.7)
Commodity price risk
Fuel and carbon operating expenses	204.9	—	204.9
Gross cashflow hedge reserve	112.5	(76.1)	36.4

*Deferred taxes included in Hedge reserve were €15m
** Balance remaining in the cashflow hedge reserve for which hedge accounting is no longer applied
	At March 31, 2024
	Continuing	Balance
	hedges	remaining **	Total
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	(30.0)	(142.6)	(172.6)
Fuel and oil operating expenses	(83.7)	—	(83.7)
Commodity price risk
Fuel and carbon operating expenses	(26.8)	—	(26.8)
Gross cashflow hedge reserve	(140.5)	(142.6)	(283.1)

*Deferred taxes included in Hedge reserve were €17m
** Balance remaining in the cashflow hedge reserve for which hedge accounting is no longer applied

Schedule of movement in derivative financial instruments designated as hedging instruments

	At March 31, 2026
	Change in	Hedge ineffectiveness	Reclassified from
	fair value	recognized in	hedging reserve
	recognized in OCI	profit or loss*	to profit or loss**
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	13.4	—	—
Fuel and oil operating expenses	14.4	—	(130.4)
Commodity price risk
Fuel and carbon operating expenses	2,399.9	—	(167.3)
Total movement in derivative instruments	2,427.7	—	(297.7)

	At March 31, 2025
	Change in	Hedge ineffectiveness	Reclassified from
	fair value	recognized in	hedging reserve
	recognized in OCI	profit or loss*	to profit or loss**
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	(149.8)	—	—
Fuel and oil operating expenses	(114.6)	—	110.9
Commodity price risk
Fuel and carbon operating expenses	(154.3)	—	(77.4)
Total movement in derivative instruments	(418.7)	—	33.5

	At March 31, 2024
	Change in	Hedge ineffectiveness	Reclassified from
	fair value	recognized in	hedging reserve
	recognized in OCI	profit or loss*	to profit or loss**
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	(515.0)	—	—
Fuel and oil operating expenses	117.7	—	4.2
Interest rate risk
Variable-rate instruments	—	—	(3.6)
Commodity price risk
Fuel and carbon operating expenses	398.8	—	(71.8)
Total movement in derivative instruments	1.5	—	(71.2)

* Hedge ineffectiveness is classified within “Finance Expense” on the Consolidated Income Statement
** Reclassified from hedging reserve to income statement – Fuel & Oil Foreign Currency & Commodity are reclassified in Fuel and Oil; Variable rate instruments are reclassified to finance expense

Schedule of reclassified from other comprehensive income into the income statement

	At March 31,
	2026	2025	2024
	€M	€M	€M
Commodity forward contracts
Reclassification adjustments for losses recognized in fuel and oil operating expenses	167.3	77.4	71.8
Interest rate swaps
Reclassification adjustments for losses recognized in finance expense	—	—	3.6
Foreign currency forward contracts
Reclassification adjustments for losses/(gains) recognized in fuel and oil operating expenses	130.4	(110.9)	(4.2)
	297.7	(33.5)	71.2

Schedule of reclassified from other comprehensive income into the capitalized cost

	At March 31,
	2026	2025	2024
	€M	€M	€M
Foreign currency forward contracts
Recognized in property plant and equipment – aircraft additions	(63.8)	(100.6)	(305.7)
	(63.8)	(100.6)	(305.7)

Schedule of fair values and notional amounts derivative financial instruments

	At March 31,
	2026			2025			2024
	Within	> 1 Year		Within	> 1 Year		Within	> 1 Year
	1 Year	(non—		1 Year	(non—		1 Year	(non—
	(current)	current)	Total	(current)	current)	Total	(current)	current)	Total
	€M	€M	€M	€M	€M	€M	€M	€M	€M
Foreign currency risk notional amounts
for effective hedges
PP&E — aircraft additions	553.8	2,689.3	3,243.1	373.8	—	373.8	494.0	24.1	518.1
Fuel and oil operating expenses	3,541.9	1,038.9	4,580.8	3,925.5	1,141.2	5,066.7	3,701.7	423.7	4,125.4

— Within derivative financial assets	35.8	92.4	128.2	84.4	5.8	90.2	144.0	3.2	147.2
— Within derivative financial liabilities	(71.8)	(7.8)	(79.6)	(0.2)	(2.5)	(2.7)	—	(3.3)	(3.3)
	(36.0)	84.6	48.6	84.2	3.3	87.5	144.0	(0.1)	143.9

Commodity price risk notional amounts for effective hedges
Fuel and carbon operating expenses	3,381.8	—	3,381.8	3,424.5	476.4	3,900.9	3,713.8	2.2	3,716.0

Total fair value for all commodity fuel & carbon related derivative instruments:
— Within derivative financial assets	2,098.1	—	2,098.1	10.0	9.6	19.6	205.5	0.1	205.6
— Within derivative financial liabilities	(70.5)	—	(70.5)	(224.5)	—	(224.5)	(178.0)	(0.8)	(178.8)
	2,027.6	—	2,027.6	(214.5)	9.6	(204.9)	27.5	(0.7)	26.8

Fair values as reported in the consolidated balance sheet
Derivative financial assets	2,133.9	92.4	2,226.3	94.4	15.4	109.8	349.5	3.3	352.8
Derivative financial liabilities	(142.3)	(7.8)	(150.1)	(224.7)	(2.5)	(227.2)	(178.8)	(3.3)	(182.1)

Derivative financial assets analyzed between those:
— Designated as continuing cash flow hedges	2,133.9	92.4	2,226.3	94.4	15.4	109.8	322.6	3.3	325.9
— Where hedge accounting is no longer applied	—	—	—	—	—	—	26.9	—	26.9
— Designated as fair value financial instruments	—	—	—	—	—	—	—	—	—
	2,133.9	92.4	2,226.3	94.4	15.4	109.8	349.5	3.3	352.8

Derivative financial liabilities analyzed between those:
— Designated as continuing cash flow hedges	(142.3)	(7.8)	(150.1)	(224.7)	(2.5)	(227.2)	(178.8)	(3.3)	(182.1)
— Where hedge accounting is no longer applied	—	—	—	—	—	—	—	—	—
— Designated as fair value financial instruments	—	—	—	—	—	—	—	—	—
	(142.3)	(7.8)	(150.1)	(224.7)	(2.5)	(227.2)	(178.8)	(3.3)	(182.1)